Consolidated Statements of Cashflows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Operating activities:
Net loss for the year	$ (43,630)	$ (135,906)
Items not involving cash
Depletion and depreciation	219,688	172,809
Accretion expense	6,773	4,830
Income taxes	32,579	10,797
Interest expense, net	15,017	7,227
Share-based payments, net of cash settlements	2,017	(1)
Impairment of mineral properties, plant and equipment	90,615	182,841
Inventory net realizable value adjustments	6,188	8,898
Inventory obsolescence adjustments	10,097
Write-off of mineral properties	5,985	5,874
Unrealized foreign exchange loss	5,706	4,554
Investment gains	(12,395)
Unrealized gain on derivatives	(170)	(1,194)
Other	5,142
Closure and reclamation payments	(1,203)	(623)
Changes in working capital	(9,737)	(18,021)
Cash provided by operating activities	332,672	242,085
Income taxes paid	(25,872)	(42,222)
Interest paid	(13,545)	(7,465)
Interest received	3,654	1,851
Net cash provided by operating activities	296,909	194,249
Investing activities:
Costs related to Chesser acquisition, net of cash acquired	(13,321)
Restricted cash		(1,911)
Additions to mineral properties and property, plant and equipment	(217,314)	(251,236)
Contractor advances on Seguela construction	(8)	(2,186)
Purchases of investments	(9,359)
Proceeds from sale of investments	21,754
Other investing activities	1,364
Cash used in investing activities	(216,884)	(255,333)
Financing activities:
Transaction costs on credit facility		(688)
Proceeds from credit facility	75,500	80,000
Repayment of credit facility	(90,500)	(20,000)
Repurchase of common shares		(5,929)
Issuance of common shares from option exercise	301
Payments of lease obligations	(16,625)	(12,209)
Dividend payment to non-controlling interest	(1,392)	(2,708)
Cash (used in) provided by financing activities	(32,716)	38,466
Effect of exchange rate changes on cash and cash equivalents	346	(3,986)
Increase (decrease) in cash and cash equivalents during the year	47,655	(26,604)
Cash and cash equivalents, beginning of the year	80,493	107,097
Cash and cash equivalents, end of the year	$ 128,148	$ 80,493